Net cash flow from operating activities	12 Months Ended
Dec. 31, 2017
Net cash flow from operating activities
Net cash flow from operating activities

31 Net cash flow from operating activities	Group			Bank
	2017	2016	2015	2017	2016	2015
	£m	£m	£m	£m	£m	£m
Operating profit/(loss) before tax - continuing operations	3,516	1,499	711	665	4,060	(1,105)
Loss before tax - discontinued operations	(642)	(1,663)	(1,625)	—	—	—
Decrease/(increase) in prepayments and accrued income	16	(62)	123	(4)	(15)	17
Interest on subordinated liabilities	218	243	250	55	234	243
(Decrease)/increase in accruals and deferred income	(118)	(66)	(294)	29	49	(139)
Impairment losses/(releases)	311	19	(728)	255	155	(12)
Loans and advances written-off net of recoveries	(504)	(2,885)	(7,194)	(441)	(442)	(779)
Unwind of discount on impairment losses	(31)	(75)	(96)	(29)	(35)	(47)
(Profit)/loss on sale of property, plant and equipment	(68)	(5)	(3)	(16)	(2)	8
Loss/(profit) on sale of subsidiaries and associates	420	(114)	84	67	—	15
(Profit)/loss on sale of securities	(440)	(19)	(9)	—	—	—
Charge for defined benefit pension schemes	131	97	288	110	46	181
Pension scheme curtailments or settlements gain	—	—	(57)	—	—	—
Cash contribution to defined benefit pension schemes	(157)	(4,473)	(807)	(127)	(4,349)	(724)
Other provisions charged net of releases	896	2,515	3,099	235	681	914
Other provisions utilised	(4,134)	(1,761)	(1,043)	(575)	(488)	(638)
Depreciation and amortisation	232	137	453	123	115	111
Write down of goodwill and other intangible assets	—	16	107	—	—	—
Write back/(write down) of investment in subsidiaries	—	—	—	7,838	(73)	2,001
Elimination of foreign exchange differences	22	(969)	(404)	79	(914)	77
Other non-cash items	(806)	(619)	431	40	(8)	352

Net cash (outflow)/inflow from trading activities	(1,138)	(8,185)	(6,714)	8,304	(986)	475

(Increase)/decrease in loans and advances to banks and customers	(16,894)	(19,552)	10,879	(13,777)	(12,213)	(3,749)
Decrease/(increase) in securities	4,112	1,874	4,488	7	(7)	1
(Increase)/decrease in other assets	(7,631)	245	(134)	(162)	224	(214)
Decrease/(increase) in derivative assets	1,586	(1,360)	1,260	805	(996)	1,026

Changes in operating assets	(18,827)	(18,793)	16,493	(13,127)	(12,992)	(2,936)

Increase/(decrease) in deposits by banks and customers	19,085	14,272	(4,307)	31,916	5,623	4,317
Increase/(decrease) in debt securities in issue	95	7	(234)	—	—	—
Increase/(decrease) in other liabilities	18,485	484	1,628	12	61	(449)
(Decrease)/increase in derivative liabilities	(1,474)	2,059	(1,788)	(821)	1,643	(1,461)
(Decrease)/increase in settlement balances and short positions	(573)	744	(3,020)	33	(39)	(19)

Changes in operating liabilities	35,618	17,566	(7,721)	31,140	7,288	2,388

Income taxes (paid)/received	(190)	(77)	169	(35)	(131)	62

Net cash inflow/(outflow) from operating activities	15,463	(9,489)	2,227	26,282	(6,821)	(11)